Income Taxes - Reconciliation Between Actual Income Tax Expense and Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision for income taxes at U.S. Federal statutory rate	$ (64,542)	$ (755)	$ (11,001)
State taxes, net of federal benefit	(1,436)	13	4
Foreign taxes at different rate	26,552	(1,444)	4,500
Non-deductible expenses	67	(2)	100
Non-taxable income	(288)
Valuation allowance	26,344	6,263	7,078
Other	807	2	(114)
Prior year deconsolidation		(1,237)
Impairments and intangible amortization	194	200	246
Stock Based Compensation	12,975
Total provision for income taxes	$ 673	$ 3,040	$ 813